Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000159005 | Symphony CLO 43 Ltd._6.222_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Freddie Mac STACR REMIC Trust_7.062_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Freddie Mac STACR REMIC Trust_8.412_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Cedar Funding II CLO Ltd._5.619_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Palmetto Issuer LLC_5.98_Class A_BNY-78517MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | TruPS Financials Note Securitization_5.423_Class A1_BNY-897930AA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000159005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000159005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000159006 | Symphony CLO 43 Ltd._6.222_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Freddie Mac STACR REMIC Trust_7.062_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Freddie Mac STACR REMIC Trust_8.412_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Cedar Funding II CLO Ltd._5.619_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Palmetto Issuer LLC_5.98_Class A_BNY-78517MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | TruPS Financials Note Securitization_5.423_Class A1_BNY-897930AA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159006 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159006 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000159006 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000159006 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000221175 | Symphony CLO 43 Ltd._6.222_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Freddie Mac STACR REMIC Trust_7.062_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Freddie Mac STACR REMIC Trust_8.412_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Cedar Funding II CLO Ltd._5.619_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Palmetto Issuer LLC_5.98_Class A_BNY-78517MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | TruPS Financials Note Securitization_5.423_Class A1_BNY-897930AA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221175 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221175 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000221175 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000221175 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000191194 | Symphony CLO 43 Ltd._6.222_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Freddie Mac STACR REMIC Trust_7.062_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Freddie Mac STACR REMIC Trust_8.412_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Cedar Funding II CLO Ltd._5.619_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Palmetto Issuer LLC_5.98_Class A_BNY-78517MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | TruPS Financials Note Securitization_5.423_Class A1_BNY-897930AA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191194 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191194 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000191194 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000191194 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000240815 | Argentine Republic Government International Bond_4.125__BNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240815 | Bahrain Government International Bond_7.375__BNY-BL9Y753
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240815 | Corp Nacional del Cobre de Chile_6.33__BNY-21987BBL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240815 | Indonesia Government International Bond_8.5__BNY-Y20721AE9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Mexico Government International Bond_6.338__BNY-91087BAX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | OQ SAOC_5.125__BNY-67624L2A5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Saudi Government International Bond_3.45__BNY-M6320UBC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Perusahaan Perseroan Persero PT Perusahaan Listrik Negara_4.125__BNY-71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Brazilian Government International Bond_6.25__BNY-105756CG3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Jordan Government International Bond_5.85__BNY-418097AL5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240815 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000240815 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000240816 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240816 | Freddie Mac STACR REMIC Trust_8.412_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240816 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1C_BNY-364614AE7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240816 | RFM Reremic Trust_2.316_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240816 | Fannie Mae Connecticut Avenue Securities_9.212_Class 1B1_BNY-20755AAD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240816 | Zaxby's Funding LLC_3.238_Class A2_BNY-98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240816 | Sunrun Jupiter Issuer LLC_4.75_Class A_BNY-86772RAA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Wingstop Funding LLC_5.858_Class A2_BNY-974153AE8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240816 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000240816 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000240816 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%